SCHEDULE OF PROPERTY AND EQUIPMENT (Details) - USD ($) $ in Thousands	Mar. 31, 2025	Dec. 31, 2024
Property, Plant and Equipment [Line Items]
Total property and equipment	$ 3,364	$ 3,079
Less: accumulated depreciation	(1,119)	(963)
Property and equipment, net	2,245	2,116
Computer Hardware and Software [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment	3,355	3,070
Furniture Fixture and Equipment [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment	$ 9	$ 9